Other receivables and prepayments	12 Months Ended
Dec. 31, 2011
Other receivables and prepayments

Note 5 - Other receivables and prepayments

Other receivables and prepayments as of December 31, 2011 and 2010 consisted of the following:

	2011	2010
VAT and miscellaneous tax recoverable	$551,031	$129,009
Other prepayments	205,732	300,855
Other receivables and prepayments	$756,763	$429,864